Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the year	$ 45,920	$ 152,541
Additions	545,141	248,146
Recognized as revenues during the year	(277,036)	(354,547)
Exchange realignment	1,386	(220)
Balance at end of year	$ 315,411	$ 45,920